FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured at Fair Value
The following table provides the financial instruments measured at fair value on a recurring basis (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$127,261	$—	$—	$127,261
Debt securities
Corporate debt securities	—	42,133	—	42,133
Commercial paper	—	20,743	—	20,743
U.S. government bonds	—	86,130	—	86,130
Certificate of deposits	—	21,507	—	21,507
Other	—	2,495	—	2,495

Total financial assets	$127,261	$173,008	$—	$300,269

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$67	$—	$—	$67
Liabilities
Convertible preferred stock warrant liability	$—	$—	$95,342	$95,342

Key Assumptions Used for Valuation
The key assumptions used for the valuation of the preferred stock warrant liabilities upon remeasurement were as follows:

Year Ended December 31, 2021
Volatility	65.0%
Risk-free interest rate	0.1%
Expected term (in years)	1.5
Dividend yield	—%
Discount for lack of marketability	12.3%

Schedule of Changes in Liability for Unobservable Inputs
The following table presents the changes in the liability for the Company’s warrants during the years ended December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Balance as of January 1,	$95,342	$6,094
Changes in estimated fair value	488	85,623
Assumption of warrant liability upon Merger	302,556	—
Issuance of warrants	—	3,633
Conversion of warrants upon Merger	(60,568)	—
Exchange of warrants	(168,647)	—
Exercise of warrants	(169,171)	(8)

Balance as of December 31,	$—	$95,342